Accounts Receivable (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable (Textual)
Increased the allowance for doubtful accounts	$ 74,145	$ 11,739	$ 37,605